Other disclosures	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Other disclosures	Other disclosures5.1 Share-based payment schemes

Share-based payment expensed in the income statement
DKK million	2025	2024	2023
Restricted stock units to employees	576	380	365
Long-term share-based incentive programme (Management Board)	119	314	304
Long-term share-based incentive programme (Management group below Management Board)	437	1,403	1,271
Restricted stock units to individual employees	303	192	209
Share-based payment expensed in the income statement	1,435	2,289	2,149

General terms and conditions of 2025-2023 programmes
	100 year anniversary programme	Management Board			Management group below Management Board			Individual employees
Year of launch	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Preliminary number of shares outstanding[1] (million)	3.3	0.3	0.2	0.3	1.5	0.9	1.3	0.6	0.1	0.1
Fair value per restricted stock unit at grant date (DKK)	446	545	767	456	545	767	456	331	794	544
Performance and vesting period	2023 to 2026	2025 to 2027	2024 to 2026	2023 to 2025	2025 to 2027	2024 to 2026	2023 to 2025	2025 to 2028	2024 to 2027	2023 to 2026
Allocation date	Aug 2026	Feb 2028	Feb 2027	Feb 2026	Feb 2028	Feb 2027	Feb 2026	2028	2027	2026
Amortisation period	3.5 years	3 years	3 years	3 years	3 years	3 years	3 years	1 - 3 years	1 - 3 years	1 - 3 years
1. The number of shares to be allocated at target under the LTIPs to Management Board and management group below Management Board, respectively, may potentially be reduced or increased depending on whether Novo Nordisk's performance during the 3-year performance period is higher or lower compared to targets determined by the Board of Directors. The maximum number is capped.

Restricted stock units to employees
In connection with Novo Nordisk's 100 year anniversary and in appreciation of the efforts of employees during recent years, as of 1 February 2023, all eligible employees in the company were offered 74 restricted stock units. Each restricted stock unit gives the holder the right to receive one Novo Nordisk B share free of charge in August
2026, subject to continued employment. The cost of the programme is DKK 1,533 million and is amortised over the vesting period.
Long-term share-based incentive programme (LTIP)
Management Board
The LTIPs commenced in 2023, 2024 and 2025 have a three-year performance period, subject to continued employment, and a subsequent two-year holding period. Targets are set at the beginning of the performance period and include determination of threshold, on-target level of performance and level of performance to achieve maximum allocation of shares. The maximum share allocation at grant cannot exceed 30 months' base salary for the CEO, 24 months' base salary for executive vice presidents and up to 15.6 months' base salary for senior vice presidents. Hence the
LTIP is capped at a number of shares at the time of grant. For 2024 onward, the Board sets both financial and non-financial targets for a three-year period which are linked to three-year average growth in sales, operating profit and non-financial performance.
All targets are aligned to Novo Nordisk's Strategic Aspirations 2025: Purpose and
sustainability, Innovation and therapeutic focus, Commercial execution and Financials.
Target achievement is assessed by the Board of Directors.
The grant date of the 2025-programme was 5 February 2025, and the share price used for the determining the grant date fair value of the award (DKK 545) was the average share price for Novo Nordisk B shares on Nasdaq Copenhagen in the period 5 February 2025 to 19 February 2025, adjusted for the expected dividend.
Based on the split of participants at the grant date, 50% of the shares are allocated to Executives and 50% to other members of the Management Board.
All restricted stock units and shares allocated to Management are settled by transfers of treasury shares at the time of vesting.
Management group below the Management Board
The Management group below the Management Board has a share-based incentive programme with similar performance criteria to the Management Board.
For 2024 onward, the Board sets both financial and non-financial targets for a three-year period.
On 31 December 2025, a total of 8.8 million shares (13.3 million in 2024 and 18.9 million in 2023) were expected to vest, including all ongoing programmes.
ACCOUNTING POLICIES
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.
The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to previous years are included in the income statement in the year of adjustment.
5.2 Commitments

Contractual obligations not recognised in the balance sheet
DKK million (undiscounted)	Current	Non- current	Total
2025
Leases[1]	265	717	982
Research and development obligations	10,201	15,705	25,906
Research and development – potential milestone payments[2]	1,610	23,341	24,951
Commercial product launch – potential milestone payments[2]	278	27,721	27,999
Purchase obligations relating to investments in property, plant and equipment	16,775	3,668	20,443
Purchase obligations relating to contract manufacturers	15,746	75,285	91,031
Other purchase obligations	8,832	5,702	14,534
Total obligations not recognised in the balance sheet	53,707	152,139	205,846
2024
Leases[1]	288	3,893	4,181
Research and development obligations	12,101	23,215	35,316
Research and development – potential milestone payments[2]	2,076	32,507	34,583
Commercial product launch – potential milestone payments[2]	384	16,543	16,927
Purchase obligations relating to investments in property, plant and equipment	8,305	3,354	11,659
Purchase obligations relating to contract manufacturers	8,925	62,136	71,061
Other purchase obligations	10,531	8,463	18,994
Total obligations not recognised in the balance sheet	42,610	150,111	192,721
1. Predominantly relates to estimated variable property taxes, leases committed but not yet commenced and low value leases.  2. Potential milestone payments are associated with uncertainty because they are linked to successful achievements in research activities.
Contractual obligations
Research and development obligations include commitments relating to external research and development agreements, mainly related to costs for clinical trials.
Potential milestone payments tied to external research and development are contingent upon successful progress in research and development activities.
Commercial product launch milestones include contingent payments solely related to achievement of a commercial product launch following regulatory approval.
Commercial milestones, royalties and other payments based on a percentage of sales generated from sale of goods following marketing approval are excluded from the contractual commitments analysis because of their contingent nature, related to future sales.
Potential milestone payments entail uncertainties in relation to the period in which payments are due because a proportion of the obligations are dependent on milestone achievements. Exercise fees and subsequent milestone payments under in-
licensing option agreements are excluded, because Novo Nordisk is not contractually obligated to make such payments. The increase in research and development obligation is driven by the general increase in business activities.
Purchase obligations relating to investments in property, plant and equipment primarily relates to production capacity expansion projects. Novo Nordisk expects to fund these commitments with existing cash and cash flow from operations.
Purchase obligations related to contract manufacturers relate to commitments entered to secure future manufacturing capacity.
Other purchase obligations mainly consist of commitments related to promotional and media activities, professional and consulting activities and strategic sourcing contracts.
The contractual obligations not recognised in the balance sheet are not discounted and are not risk-adjusted.
Other guarantees
Other guarantees amount to DKK 3,053 million (DKK 2,380 million in 2024) and primarily relate to performance guarantees issued by Novo Nordisk.
5.3 Acquisition of businesses
Business combinations in 2025
In 2025, no business combinations were completed. The purchase price allocation for the former Catalent fill-finish sites remained provisional at the end of 2024 and was finalised in 2025. Refer to below section.
Business combinations in 2024
Three fill-finish sites (Catalent)
On 18 December 2024, Novo Nordisk acquired three fill-finish sites from Novo
Holdings A/S in connection with a transaction where Novo Holdings A/S acquired
Catalent, Inc. (“Catalent”), a global contract development and manufacturing organisation. Total cash consideration transferred in 2024 amounted to USD
11,723 million (DKK 82,146 million including hedging effects). The final purchase price allocation is shown in the table below.

Fair value recognised at date of acquisition (final)
				2024
	Fill-finish sites		Other acquisi- tions
DKK million	Provisional	Final		Total
Know-how	41,102	41,102	—	41,102
Intellectual property rights and other intangible assets	311	90	52	142
Property, plant and equipment	24,839	24,034	608	24,642
Deferred tax assets (liabilities), net	992	924	(7)	917
Provisions	(1,084)	(884)	—	(884)
Other net assets	1,290	1,228	(2)	1,226
Net identifiable assets acquired	67,450	66,494	651	67,145
Goodwill	15,293	15,245	30	15,275
Purchase price	82,743	81,739	681	82,420
Settlement from closing mechanism (receivable)	—	1,004	—	1,004
Settlement of pre-existing relationships	(597)	(597)	—	(597)
Cash consideration transferred	82,146	82,146	681	82,827
Cash acquired	(664)	(664)	—	(664)
Cash used for acquisition of businesses; net of cash acquired	81,482	81,482	681	82,163
The finalisation of the purchase price allocation in 2025 resulted in a retrospective restatement of the net assets recognised. Primary changes to the provisional purchase price allocation included a decrease in fair value of 'Property, plant and equipment' (DKK 805 million) and 'Intellectual property rights and other intangible assets' (DKK 221 million), as well as related tax effects.
Further, the acquisition of the three fill-finish sites from Novo Holdings A/S included closing mechanisms. During the measurement period, confirmed amounts from these closing mechanisms amounted to DKK 1,004 million and were recognised as a receivable at the combination date. Potential future adjustments from these closing mechanisms are yet to be confirmed with Novo Holdings A/S and will be recognised outside the measurement period (in profit or loss). Material transactions with Novo
Holdings A/S in 2025 are disclosed in note 5.4.
As a result of the adjustments made in the measurement period, goodwill decreased by DKK 48 million. Goodwill primarily reflects the value of a highly-skilled assembled workforce in place at the three fill-finish sites and expected synergies from Novo
Nordisk’s existing know-how and production capabilities. Goodwill is fully allocated to the Obesity and Diabetes care segment.
The fair value of know-how remained unchanged from the provisional purchase price allocation. Know-how is primarily comprised of the documented processes and systems for efficient and large-scale production of GLP-1 products as well as know-
how to expand capacity in an efficient way. The fair value of both property, plant and equipment and know-how incorporate a significant value of accelerated access to capacity as a reflection of the current shortage of fill-finish capacity and high demand for GLP-1 products in the market.
All changes made to provisional amounts recognised at 31 December 2024 were restated.
Other acquisitions
Other acquisitions of businesses in 2024 comprise the acquisition of a production site in Ireland for a total purchase price of DKK 681 million. The provisional purchase price allocation was finalised in 2025 without any adjustments.
KEY ACCOUNTING ESTIMATES IN DETERMINING THE FAIR VALUE OF
ASSETS ACQUIRED IN PRIOR YEAR'S BUSINESS COMBINATIONS
The application of the acquisition method of accounting involves the use of significant estimates because the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for assets which require use of valuation techniques typically based on estimates of present value of future cash flows.
The fair value is based on assumptions made by market participants, which in case of the Catalent transaction is assessed to be a company with similar needs and capacity to acquire assets of the same nature and size as those of the acquired business.
The valuation of know-how identified in the acquisition of the three fill-finish sites is based on the multi-period excess earnings method, which is used to value unique assets that generate earnings. The economic benefit of the know-how is comprised by net cash flows attributable to the asset which also includes the benefit of accelerated access to production capacity compared to a greenfield construction scenario without the know-how required for commercial production at scale. The net present value of future estimated cash flows is based on projections of sales volumes and prices, valuation period and royalty rates.
The valuation of property, plant and equipment identified in the acquisition of the three fill-finish sites is mainly based on the depreciated replacement cost method in combination with the present value of accelerated access to production facilities. The depreciated replacement cost method reflects adjustments for physical deterioration as well as functional and economic obsolescence. Land has been valued using the market approach based on comparable transactions.
ACCOUNTING POLICIES
The acquisition method of accounting is used to account for all business combinations.
The purchase price for a business comprises the fair value of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS
Accounting Standards.
Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods.
Acquisition-related costs are expensed as incurred. Goodwill is recognised as the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.
5.4 Related party transactions

Material transactions with related parties
DKK million	2025	2024	2023
Novo Holdings A/S
Purchase of Novo Nordisk B shares	—	10,164	8,775
Acquisition of fill-finish sites (note 5.3)	—	82,146	—
Settlement for prior year's acquisition of fill-finish sites (note 5.3)	(1,004)	—	—
Dividend payment to Novo Holdings A/S	14,591	12,502	9,028
Services provided by Novo Nordisk	(55)	(33)	(17)

Subsidiaries of Novo Holding A/S
•Catalent Group
Services provided by Catalent	743	—	—

•Novonesis Group
Services provided by Novo Nordisk	(42)	(48)	(48)
Services provided by Novonesis	280	117	112
Assets purchased from Novonesis	125	—	—

•Altasciences Group
Services provided by Altasciences	103	146	229

•Other subsidiaries
Services provided to Novo Nordisk	139	93	—

NNIT Group
Services provided by NNIT	237	257	436
Novo Nordisk A/S is controlled by Novo Holdings A/S (incorporated in Denmark), which owns 28.1% of the share capital in Novo Nordisk A/S, representing 77.3% of the total number of votes. The remaining shares are widely held. The ultimate parent of the
Group is the Novo Nordisk Foundation (incorporated in Denmark). Both entities are considered related parties.
Novonesis Group, Catalent Group, Altasciences Company Inc., and other subsidiaries of Novo Holdings A/S are considered related parties to Novo Nordisk A/S. As an associated company of Novo Nordisk A/S, NNIT Group is also considered a related party.
In 2025, Novo Nordisk A/S and Novonesis entered into a joint liability agreement with a local utilities provider for a shared project. Novo Nordisk A/S has guaranteed
Novonesis’ obligations under the agreement.
In 2025, Novo Nordisk A/S did not acquire B shares from Novo Holdings A/S as part of the DKK 20,000 million share repurchase programme.

Remuneration to Executives and Board of Directors
DKK million	2025	2024	2023
Salary and short-term incentive	127	180	173
Pension	11	18	17
Benefits	16	10	12
Long-term incentive[1]	100	112	121
Termination payments[2]	220	45	7
Executives in total[3,4]	474	365	330
Fees to Board of Directors[5]	24	23	22
Total	498	388	352
1. Refer to note 5.1 for further information on share-based payment schemes.
2. Includes recruitment-related payments for all years which for 2025 amounted to DKK 6 million.
3. Total remuneration for persons registered as members of Executive Management with the
Danish Business Authority amounts to DKK 46 million (DKK 88 million in 2024 and DKK 195 million in
2023).
4. Executive Management comprises the Chief Executive Officer, Executive Vice Presidents and two
Senior Vice Presidents. The remuneration disclosed includes only the Executives, meaning the Chief
Executive Officer and Executive Vice Presidents.
5. All members of the Board of Directors are registered with the Danish Business Authority. Fees paid to observers in Novo Nordisk's board meetings amounted to DKK 0.9 million and are not included in the table above (no payments to observers in 2024 and 2023).

There were no transactions with Executives or the Board of Directors besides remuneration.
There were no material unsettled balances with related parties at the end of the year.
5.5 Fees to statutory auditors

DKK million	2025	2024	2023
Statutory audit[1]	43	35	30
Audit-related services	6	5	3
Tax advisory services	10	9	8
Other services	6	13	18
Total fees to statutory auditors	65	62	59
1. Statutory audit fees in 2024 include DKK 5 million of additional fees mainly related to business acquisitions.
Fees for services other than statutory audit of the financial statements amount to
DKK 22 million (DKK 27 million in 2024 and DKK 29 million in 2023).
In 2025, Deloitte Statsautoriseret Revisionspartnerselskab provided other services than statutory audit in the amount of DKK 10 million (DKK 6 million in 2024 and
DKK 18 million in 2023) which primarily relate to ESG assurance, tax and financial due diligence relating to acquisitions, and other tax and accounting compliance services.
5.6 Companies in the Novo Nordisk Group

Activity:	•	Sales and marketing	•	Production
	•	Research and development	•	Services/investments

Company and country		Activity
Parent company
Novo Nordisk A/S, Denmark		•	•	•	•

Subsidiaries by geographical area

Company and country	Percentage of shares owned	Activity
US Operations
Novo Nordisk Inc., US	100	•
Novo Nordisk Pharmaceutical Industries LP, US	100		•
Novo Nordisk Pharmatech US, Inc., US	100	•
Novo Nordisk Pharma, Inc., US	100	•
Novo Nordisk Corporate Development US, Inc., US	100			•
Novo Nordisk Research & Development US, Inc., US	100			•
Novo Nordisk US Bio Production, Inc., US	100		•
Novo Nordisk US Holdings Inc., US	100				•
Akero Therapeutics Inc., US	100			•
Catalent Indiana LLC, US	100		•
Dicerna Pharmaceuticals, Inc., US	100			•
Emisphere Technologies, Inc., US	100				•
Forma Therapeutics, Inc., US	100			•

International Operations
Aldaph SpA, Algeria	100	•	•
Novo Nordisk Pharma Argentina S.A., Argentina	100	•
Novo Nordisk Pharmaceuticals Pty. Ltd., Australia	100	•
Novo Nordisk Pharma GmbH, Austria	100	•
Novo Nordisk Azerbaijan LLC, Azerbaijan	100	•
Novo Nordisk Pharma (Private) Limited, Bangladesh	100	•
Novo Nordisk Production Belgium S.A, Belgium	100		•
S.A. Novo Nordisk Pharma N.V., Belgium	100	•
Novo Nordisk Pharma d.o.o., Bosnia and Herzegovina	100	•
Novo Nordisk Farmacêutica do Brasil Ltda., Brazil	100	•
Novo Nordisk Produção Farmacêutica do Brasil Ltda., Brazil	100		•
Novo Nordisk Pharma EAD, Bulgaria	100	•
Inversago Pharma Inc., Canada	100			•
Novo Nordisk Canada Inc., Canada	100	•
Novo Nordisk Farmacéutica Limitada, Chile	100	•
Beijing Novo Nordisk Pharmaceuticals Science & Technology Co., Ltd., China	100			•
Novo Nordisk (China) Pharmaceuticals Co. Ltd., China	100	•	•
Novo Nordisk Region China A/S, Denmark	100				•
Novo Nordisk (Shanghai) Pharma Trading Co., Ltd., China	100	•
Novo Nordisk Colombia SAS, Colombia	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Hrvatska d.o.o., Croatia	100	•
Novo Nordisk Production Czech s.r.o, Czech Republic	100		•
Novo Nordisk s.r.o., Czech Republic	100	•
Novo Nordisk Denmark A/S, Denmark	100	•
Novo Nordisk North America Operations A/S, Denmark	100				•
Novo Nordisk Pharmaceuticals A/S, Denmark	100				•
Novo Nordisk Pharma Operations A/S, Denmark	100	•			•
Novo Nordisk Region AAMEO and LATAM A/S, Denmark	100				•
Novo Nordisk Region Europe A/S, Denmark	100				•
Novo Nordisk Region Japan & Korea A/S, Denmark	100				•
Novo Nordisk Pharmatech A/S, Denmark	100	•	•
Novo Nordisk Egypt LLC, Egypt	100	•
Novo Nordisk Egypt Pharmaceuticals Ltd., Egypt	100	•
Novo Nordisk Estonia OÜ, Estonia	100	•
Novo Nordisk Farma OY, Finland	100	•
Biocorp Production S.A., France	100		•	•
Novo Nordisk Production SAS, France	100		•
Novo Nordisk, France	100	•
Cardior Pharmaceuticals GmbH, Germany	100			•
Novo Nordisk Pharma GmbH, Germany	100	•
Novo Nordisk Hellas Epe., Greece	100	•
Novo Nordisk Hong Kong Limited, Hong Kong	100	•
Novo Nordisk Hungária Kft., Hungary	100	•
Novo Nordisk India Private Limited, India	100	•
Novo Nordisk Service Centre (India) Pvt. Ltd., India	100				•
PT. Novo Nordisk Indonesia, Indonesia	100	•
Novo Nordisk Pars Co. (PJS), Iran	100	•	•
Novo Nordisk Limited, Ireland	100	•
Novo Nordisk Production Ireland Ltd., Ireland	100		•
Novo Nordisk Ltd, Israel	100	•
Catalent Anagni S.R.L, Italy	100		•
Novo Nordisk S.P.A., Italy	100	•
Novo Nordisk Pharma Ltd., Japan	100	•	•
Novo Nordisk Kazakhstan LLP, Kazakhstan	100	•
Novo Nordisk Kenya Ltd., Kenya	100	•
Novo Nordisk Latvia SIA, Latvia	100	•
Novo Nordisk Pharma SARL, Lebanon	100	•
UAB Novo Nordisk Pharma, Lithuania	100	•
Novo Nordisk Pharma (Malaysia) Sdn Bhd, Malaysia	100	•
Novo Nordisk Pharma Operations (Business Area) Sdn, Malaysia	100	•
Novo Nordisk Mexico S.A. de C.V., Mexico	100	•
Novo Nordisk Service Centre Mexico, S.A., Mexico	100				•
Novo Nordisk Pharma SAS, Morocco	100	•
Novo Nordisk B.V., Netherlands	100	•

Company and country	Percentage of shares owned	Activity
Novo Nordisk Finance (Netherlands) B.V., Netherlands	100				•
Novo Nordisk Pharmaceuticals Ltd., New Zealand	100	•
Novo Nordisk Pharma Limited, Nigeria	100	•
Novo Nordisk Farma dooel, North Macedonia	100	•
Novo Nordisk Norway AS, Norway	100	•
Novo Nordisk Pharma (Private) Limited, Pakistan	100	•
Novo Nordisk Panama S.A., Panama	100	•
Novo Nordisk Peru S.A.C., Peru	100	•
Novo Nordisk Pharmaceuticals (Philippines) Inc., Philippines	100	•
Novo Nordisk Pharma Sp.z.o.o., Poland	100	•
Novo Nordisk Pharmaceutical Services Sp. z.o.o., Poland	100	•
Novo Nordisk Portugal, Lda., Portugal	100	•
Novo Nordisk Farma S.R.L., Romania	100	•
Novo Nordisk Limited Liability Company, Russia	100	•	•
Novo Nordisk Production Support LLC, Russia	100				•
Novo Nordisk Saudi for Trading, Saudi Arabia	100	•
Novo Nordisk Regional Headquarters Company, Saudi Arabia	100				•
Novo Nordisk Pharma d.o.o. Belgrade (Serbia), Serbia	100	•
Novo Nordisk Pharma (Singapore) Pte Ltd., Singapore	100	•
Novo Nordisk Slovakia s.r.o., Slovakia	100	•
Novo Nordisk, d.o.o., Slovenia	100	•
Novo Nordisk (Pty) Limited, South Africa	100	•
Novo Nordisk Pharma Korea Ltd., South Korea	100	•
Novo Nordisk Pharma S.A., Spain	100	•
Novo Nordisk Lanka (PVT) Ltd, Sri Lanka	100	•
Novo Nordisk Scandinavia AB, Sweden	100	•
Novo Nordisk Health Care AG, Switzerland	100	•		•	•
Novo Nordisk Pharma AG, Switzerland	100	•
Novo Nordisk Pharma (Taiwan) Ltd., Taiwan	100	•
Novo Nordisk Pharma (Thailand) Ltd., Thailand	100	•
Novo Nordisk Tunisie SARL, Tunisia	100	•
Novo Nordisk Saglik Ürünleri Tic. Ltd. Sti., Turkey	100	•
Novo Nordisk Ukraine, LLC, Ukraine	100	•
Novo Nordisk Pharma Gulf FZE, United Arab Emirates	100	•
Novo Nordisk Limited, UK	100	•
Novo Nordisk Research Centre Oxford Limited, UK	100			•
Novo Nordisk Vietnam Ltd., Vietnam	100	•
Other subsidiaries and associated companies
NNE A/S, Denmark	100				•
NNIT A/S, Denmark	18				•
CS Solar Fund XIV, LLC, US	99				•
Companies without significant activities are not included in the list.
NNE A/S subsidiaries are not included in the list.